UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of Registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2008

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

Buffalo International Fund
Schedule of Investments
December 31, 2007

Shares			Value
	COMMON STOCKS - 78.70%
	Austria - 1.25%
	Oil & Gas - 1.25%
3,500	OMV AG		$283,594
	Total Austria		283,594

	Bermuda - 0.90%
	Capital Markets - 0.90%
6,500	Invesco Ltd.		203,970
	Total Bermuda		203,970

	Brazil - 1.81%
	Diversified Financial Services - 0.76%
9,000	Bovespa Holding SA (a)		173,427

	Water Utilities - 1.05%
2,500	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP - ADR		117,500
7,000	Companhia de Saneamento de Minas Gerais - Copasa MG		121,910
			239,410
	Total Brazil		412,837

	Canada - 0.39%
	Metals & Mining - 0.39%
1,000	Cameco Corporation		39,810
1,500	Harry Winston Diamond Corp.		48,990
	Total Canada		88,800

	China - 6.91%
	Construction & Engineering - 0.88%
200,000	Baoye Group Co. Ltd.		200,067

	Employment Agencies - 1.18%
14,900	51job, Inc. - ADR (a)		268,498

	Food & Staples Retailing - 0.23%
3,000	China Nepstar Chain Drugstore Ltd. - ADR (a)		52,740

	Food Products - 4.14%
516,825	Chaoda Modern Agriculture (Holdings) Ltd.		467,949
441,000	China Green (Holdings) Ltd.		473,385
			941,334
	Hotels Restaurants & Leisure - 0.48%
3,100	Home Inns & Hotels Management, Inc. - ADR (a)		110,484
	Total China		1,573,123

	Denmark - 0.95%
	Electrical Equipment - 0.95%
2,000	Vestas Wind System A/S (a)		216,468
	Total Denmark		216,468

	Finland - 1.32%
	Communications Equipment - 1.32%
7,800	Nokia Oyj - ADR		299,442
	Total Finland		299,442

	France - 9.10%
	Automobiles - 0.73%
2,200	PSA Peugeot Citroen		166,776

	Energy Equipment & Services - 0.35%
1,000	Technip SA		79,682

	Machinery - 1.90%
1,600	Vallourec SA		433,118

	Multi-Utilities - 1.36%
3,400	Veolia Environnement - ADR		309,332

	Oil & Gas - 0.36%
1,000	Total SA - ADR		82,600

	Software - 2.80%
8,000	Dassault Systemes S.A.		473,588
1,600	UbiSoft Entertainment SA (a)		162,510
			636,098
	Textiles, Apparel & Luxury Goods - 1.60%
3,000	LVMH Moet Hennessy Louis Vuitton SA		362,648
	Total France		2,070,254

	Germany - 16.03%
	Chemicals - 4.54%
7,200	Bayer AG		658,240
1,300	Wachker Chemie AG		375,762
			1,034,002
	Electrical Equipment - 1.95%
8,200	SGL Carbon AG (a)		443,826

	Household Products - 2.56%
11,400	Henkel KGaA		582,526

	Industrial Conglomerates - 2.01%
2,900	Siemens AG - ADR		456,344

	Pharmaceuticals - 2.04%
3,600	Merck KGaA		464,757

	Software - 1.35%
6,000	SAP AG - ADR		306,300

	Textiles, Apparel & Luxury Goods - 1.58%
4,800	Adidas AG		359,735
	Total Germany		3,647,490

	Guernesey - 1.95%
	Software - 1.95%
12,900	Amdocs Ltd. (a)		444,663
	Total Guernesy		444,663

	Hong Kong - 1.37%
	Industrial Conglomerates - 0.80%
320,000	Guangdong Investment Ltd.		182,625

	Real Estate - 0.57%
7,000	Cheung Kong (Holdings) Ltd.		129,453
	Total Hong Kong		312,078

	India - 2.10%
	Commercial Banks - 0.22%
800	ICICI Bank Ltd. - ADR		49,200

	Pharmaceuticals - 1.88%
23,600	Dr. Reddy's Laboratories Ltd. - ADR		428,576
	Total India		477,776

	Israel - 2.45%
	Pharmaceuticals - 2.45%
12,000	Teva Pharmaceutical Industries Ltd. - ADR		557,760
	Total Israel		557,760

	Japan - 2.45%
	Commercial Services & Supplies - 0.84%
3,500	SECOM CO., LTD.		191,425

	Electronic Equipment & Instruments - 1.61%
3,300	HOYA		105,160
16,000	Nippon Electric Glass Co., Ltd.		261,523
			366,683
	Total Japan		558,108

	Luxembourg - 2.57%
	Energy Equipment & Services - 0.81%
4,100	Tenaris S.A. - ADR		183,393

	Wireless Telecommunication Services - 1.76%
3,400	Millicom International Cellular S.A. (a)		400,996
	Total Luxembourg		584,389

	Mexico - 0.38%
	Wireless Telecommunication Services - 0.38%
1,400	America Movil SAB de C.V. - ADR		85,946
	Total Mexico		85,946

	Netherlands - 2.46%
	Diversified Financial Services - 1.18%
6,900	ING Groep N.V. - ADR		268,479

	Household Durables - 1.28%
6,800	Koninklijke (Royal) Philips Electronics N.V. - ADR		290,700
	Total Netherlands		559,179

	Norway - 0.69%
	Commercial Services & Supplies - 0.69%
22,000	Tomra Systems ASA (a)		155,990
	Total Norway (Cost $161,952)		155,990

	Republic of Korea (South) - 0.26%
	Wireless Telecommunication Services - .026%
2,000	SK Telecom Co., Ltd. - ADR		59,680
	Total Republic of Korea (South)		59,680

	Singapore - 3.21%
	Commercial Services & Supplies - 0.24%
100,000	Bio-Treat Technology Ltd.		54,187

	Diversified Financial Services - 1.07%
15,500	Jardine Strategic Holdings Ltd.		243,350

	Hotels Restaurants & Leisure - 1.66%
160,000	Mandarin Oriental International Ltd.		377,600

	Machinery - 0.24%
25,000	Hyflux Ltd.		55,403
	Total Singapore		730,540

	South Africa - 0.99%
	Wireless Telecommunication Services - 0.99%
12,000	MTN Group Ltd.		224,852
	Total South Africa		224,852

	Spain - 5.45%
	Commercial Banks - 1.96%
20,700	Banco Santander SA - ADR		445,878

	Computer Integrated Systems Design - 1.32%
10,600	Telvent GIT, S.A.		301,146

	Construction & Engineering - 0.70%
4,500	Abengoa S.A.		159,086

	Diversified Financial Services - 1.47%
4,900	Bolsas y Mercados Espanoles		333,845
	Total Spain		1,239,955

	Sweden - 0.91%
	Communications Equipment - 0.91%
8,900	Telefonaktiebolaget LM Ericsson - ADR		207,815
	Total Sweden		207,815

	Switzerland - 7.02%
	Capital Markets - 4.68%
5,600	Credit Suisse Group - ADR		336,560
5,600	Julius Baer Holding AG		462,977
5,750	UBS AG		264,500
			1,064,037
	Chemicals - 1.33%
6,000	Syngenta AG - ADR		303,960

	Food Products - 1.01%
500	Nestle SA		229,652
	Total Switzerland		1,597,649

	Taiwan - 0.93%
	Semiconductor & Semiconductor Equipment - 0.93%
21,200	Taiwan Semiconductor Manufacturing Company Ltd. - ADR		211,152
	Total Taiwan		211,152

	United Kingdom - 4.50%
	Beverages - 1.81%
4,800	Diageo plc - ADR		411,984

	Commercial Banks - 1.22%
3,300	HSBC Holdings plc - ADR		276,243

	Commercial Services & Supplies - 0.97%
28,000	Experian Group Ltd.		221,276

	Food Products - 0.11%
500	Cadbury Schweppes plc - ADR		24,685

	Software - 0.39%
1,500	NDS Group plc - ADR (a)		88,860
	Total United Kingdom		1,023,048

	United States - 0.35%
	Auto Components - 0.35%
1,500	Autoliv, Inc.		79,065
	Total United States		79,065

	TOTAL COMMON STOCKS (Cost $17,692,250)		17,905,623

	SHORT TERM INVESTMENTS - 21.87%
	Investment Company - 4.63%
1,053,043	SEI Daily Income Trust Treasury II Fund - Class B		1,053,043
	Total Investment Company		1,053,043

	U.S. Treasury Bills - 17.24%
	Public Finance, Taxation and Monetary Policy - 17.24%
3,065,000	2.54%, 01/03/2008		3,064,567
195,000	2.07%, 01/10/2008		194,899
664,000	2.26%, 01/17/2008		663,332
	Total U.S. Treasury Bills		3,922,798

	TOTAL SHORT TERM INVESTMENTS (Cost $4,975,841)		4,975,841

	Total Investments (Cost $22,668,091) - 100.57%		22,881,464
	Liabilities in Excess of Other Assets - (0.57)%		(128,385)
	TOTAL NET ASSETS - 100.00%		$22,753,079

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$22,668,091
	Gross unrealized appreciation on securites	891,240
	Gross unrealized appreciation on foreign currency	158,980
	Gross unrealized depreciation on securities	(822,594)
	Gross unrealized depreciation on foreign currency	(14,253)
	Net unrealized appreciation	$213,373

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated March
31, 2008.

Buffalo Jayhawk China Fund
Schedule of Investments
December 31, 2007 (Unaudited)

Shares			Value
	COMMON STOCKS - 81.53%
	Consumer Discretionary - 16.31%
	Auto Components - 2.20%
3,620,000	Launch Tech Co. Ltd. - Class H		$905,302

	Automobiles - 0.65%
235,700	Chongqing Changan Automobile Co., Ltd. - Class B		267,837

	Distributors - 2.67%
150,000	China Resources Enterprise Ltd.		644,446
495,000	Matsunichi Communication Holdings Ltd.		457,075
			1,101,521
	Household Durables - 1.55%
1,040,000	China Water Affairs Group Ltd. (a)		640,213

	Media - 1.89%
6,821,000	HC International, Inc. (a)		776,872

	Textiles, Apparel & Luxury Goods - 7.35%
896,000	Bauhaus International Holdings Ltd.		209,136
23,136,000	Tack Fat Group International Ltd.		2,817,362
			3,026,498
	Total Consumer Discretionary		6,718,243

	Consumer Staples - 5.50%
	Food Products - 4.50%
1,572,000	China Green Holdings Ltd.		1,687,439
224,000	COFCO International Ltd.		166,907
			1,854,346
	Personal Products - 1.00%
92,000	Hengan International Group Co. Ltd		412,958
	Total Consumer Staples		2,267,304

	Energy - 5.09%
	Coal & Consumable Fuels - 1.03%
70,500	China Shenhua Energy Co.		421,333

	Oil & Gas - 4.06%
484,000	China Petroleum & Chemical Corp. - Class H		731,208
344,000	CNOOC Ltd.		585,877
200,000	PetroChina Company Ltd.		356,529
			1,673,614
	Total Energy		2,094,947

	Financials - 2.00%
	Insurance - 0.70%
27,000	Ping An Insurance (Group) Co. of China Ltd.		289,827

	Real Estate - 1.30%
296,000	Beijing Capital Land Ltd. - Class H		179,937
646,000	Shanghai Forte Land Co. Ltd.		353,762
			533,699
	Total Financials		823,526

	Health Care - 15.60%
	Health Care Equipment & Supplies - 8.62%
7,955,815	Golden Meditech Co. Ltd.		3,551,322

	Pharmaceuticals - 6.98%
11,202,000	Hua Han Bio-Pharmaceutical Holdings Ltd. - Class H		2,874,275
	Total Health Care		6,425,597

	Industrials - 14.20%
	Airlines - 0.88%
276,000	China Southern Airline Co. Ltd. - Class H (a)		363,875

	Chemicals - 0.41%
182,000	Sinofert Holdings Ltd.		169,923

	Commercial Services & Supplies - 0.95%
5,072,000	Jolimark Holdings Ltd.		391,981

	Construction & Engineering - 1.93%
594,000	Baoye Group Co. Ltd. - Class H		594,198
204,000	Cosco International Holdings Ltd.		199,359
			793,557
	Machinery - 2.79%
358,368	China International Marine Containers (Group) Co. Ltd. - Class B (a)		665,040
172,664	Shanghai Zhenhua Port Machinery Co. Ltd - Class B		483,114
			1,148,154
	Road & Rail - 3.39%
1,063,350	China Shipping Container Lines Co. Ltd. - Class H (a)		625,949
372,831	Dazhong Transportation Co. Ltd.		771,388
			1,397,337
	Transportation Infrastructure - 3.85%
758,000	Anhui Expressway Co. Ltd. - Class H		701,870
234,000	Beijing Capital International Airport Co. Ltd. - Class H		397,332
554,700	Guangdong Provincial Expressway Development Co. Ltd. - Class B (a)		487,303
			1,586,505
	Total Industrials		5,851,332

	Information Technology - 6.22%
	Communications Equipment - 0.33%
19,000	VTech Holdings Ltd.		136,456

	Electronic Equipment & Instruments - 5.71%
184,000	AAC Acoustic Technology Holdings Inc. (a)		247,775
4,902,000	Kwang Sung Electronics H.K.		2,106,048
			2,353,823
	Internet Software & Services - 0.18%
594,000	China Lotsynergy Holding Ltd. (a)		73,894
	Total Information Technology		2,564,173

	Materials - 5.57%
	Chemicals - 0.50%
588,000	Sinopec Yizheng Chemical Fibre Co. Ltd. (a)		205,048

	Construction Materials - 1.31%
84,000	China National Building Material Co. Ltd.		323,723
159,700	CSG Holding Co. Ltd.		216,458
			540,181
	Metals & Mining - 3.76%
163,000	Jiangxi Copper Co. Ltd. - Class H		400,110
324,000	Yanzhou Coal Mining Co. Ltd. - Class H		642,399
326,000	Zijin Mining Group Co., Ltd. - Class H		505,887
			1,548,396
	Total Materials		2,293,625

	Telecommunication Services - 5.11%
	Diversified Telecommunication Services - 2.25%
730,000	China Telecom Corp. Ltd. - Class H		580,450
46,000	Tencent Holdings Ltd.		348,359
			928,809
	Wireless Telecommunication Services - 2.86%
66,500	China Mobile Ltd.		1,176,092
	Total Telecommunication Services		2,104,901

	Utilities - 5.93%
	Electric Utilities - 5.93%
1,128,000	Datang International Power Generation Co. Ltd. - Class H		1,006,713
1,234,000	Huadian Power International Corp. Ltd. - Class H		626,701
770,000	Huaneng Power International, Inc. - Class H		810,605
	Total Utilities		2,444,019

	TOTAL COMMON STOCKS (Cost $28,274,622)		33,587,667

	WARRANT - 0.00%
	Consumer Discretionary - 0.00%
	Distributors - 0.00%
	Matsunichi Communication Holdings Ltd. - Warrants
19,500	Expiration: August, 2010, Excercise Price: $6.000		0
	Total Consumer Discretionary		0

	TOTAL WARRANT (Cost $0)		0

	SHORT TERM INVESTMENTS - 17.90%
	Investment Companies - 0.78%
321,465	SEI Daily Income Trust Treasury II Fund - Class B		321,465
	Total Investment Companies		321,465

	U.S. Treasury Bills - 17.12%
	Public Finance, Taxation and Monetary Policy - 17.12%
3,124,000	2.73%, 01/03/2008		3,123,525
2,044,000	2.48%, 01/10/2008		2,042,731
1,957,000	2.17%, 01/17/2008		1,955,110
	Total U.S. Treasury Bills		7,121,366

	TOTAL SHORT TERM INVESTMENTS (Cost $7,442,831)		7,442,831

	Total Investments (Cost $35,717,453) - 99.43%		41,030,498
	Other Assets in Excess of Liabilities - 0.57%		167,181
	TOTAL NET ASSETS - 100.00%		$41,197,679

(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$35,717,453
	Gross unrealized appreciation on securites	7,561,068
	Gross unrealized appreciation on foreign currency	14,942
	Gross unrealized depreciation on securities	(2,243,909)
	Gross unrealized depreciation on foreign currency	(19,056)
	Net unrealized appreciation	$5,313,045

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Buffalo Micro Cap Fund
Schedule of Investments
December 31, 2007 (Unaudited)

Shares or
Face Value			Value
	COMMON STOCKS - 97.50%
	Consumer Discretionary - 19.33%
	Hotels Restaurants & Leisure - 5.43%
59,326	McCormick & Schmick's Seafood Restaurants, Inc. (a)		$707,759
73,100	Morton's Restaurant Group, Inc. (a)		682,023
15,400	Steiner Leisure Ltd. (a)		680,064
			2,069,846

	Leisure Equipment & Products - 6.27%
54,800	MarineMax, Inc. (a)		849,400
77,900	Monaco Coach Corp.		691,752
70,900	Shuffle Master, Inc. (a)		850,091
			2,391,243

	Specialty Retail - 3.54%
51,300	A.C. Moore Arts & Crafts, Inc. (a)		705,375
69,150	Cache, Inc. (a)		645,861
			1,351,236

	Textiles, Apparel & Luxury Goods - 4.09%
79,009	The Dixie Group, Inc. (a)		652,615
35,100	Oxford Industries, Inc.		904,527
			1,557,142
	Total Consumer Discretionary		7,369,467

	Financials - 18.88%
	Capital Markets - 4.11%
81,400	Sanders Morris Harris Group, Inc.		834,350
53,400	Thomas Weisel Partners Group, Inc. (a)		733,182
			1,567,532

	Commercial Banks - 4.24%
24,100	Boston Private Financial Holdings, Inc.		652,628
29,500	PrivateBancorp, Inc.		963,175
			1,615,803

	Diversified Financial Services - 10.53%
29,700	Cohen & Steers, Inc.		890,109
62,000	Hennessy Advisors, Inc.		744,000
137,500	MarketAxess Holdings, Inc. (a)		1,764,125
15,300	Value Line, Inc.		615,978
			4,014,212
	Total Financials		7,197,547

	Health Care - 24.78%
	Health Care Equipment & Supplies - 17.31%
84,500	Align Technology, Inc. (a)		1,409,460
42,500	AngioDynamics, Inc. (a)		809,200
194,500	CardioDynamics International Corp. (a)		78,124
17,500	LifeCell Corp. (a)		754,425
90,500	Lifecore Biomedical, Inc. (a)		1,307,725
21,025	Meridian Bioscience, Inc.		632,432
169,900	Remedent, Inc. (a)		263,345
42,400	Spectranetics Corp. (a)		649,992
101,800	Trinity Biotech Plc - ADR (a)		694,276
			6,598,979

	Health Care Providers & Services - 4.93%
15,000	ICON PLC - ADR (a)		927,900
23,800	MWI Veterinary Supply, Inc. (a)		952,000
			1,879,900

	Health Care Technology - 0.88%
9,300	athenahealth Inc. (a)		334,800

	Pharmaceuticals - 1.66%
93,000	BioForm Medical, Inc. (a)		635,190
	Total Health Care		9,448,869

	Industrials - 13.91%
	Commercial Services & Supplies - 13.91%
13,400	Capella Education Company (a)		877,164
98,600	Cbiz, Inc. (a)		967,266
29,100	Heidrick & Struggles International, Inc.		1,079,901
65,000	Innerworkings, Inc. (a)		1,121,900
74,000	Universal Technical Institute, Inc. (a)		1,258,000
	Total Industrials		5,304,231

	Information Technology - 20.60%
	Communication Equipment - 2.81%
174,200	Packeteer, Inc. (a)		1,073,072

	Electronic Equipment & Instruments - 5.14%
47,500	DTS, Inc. (a)		1,214,575
33,800	Measurement Specialties, Inc. (a)		746,980
			1,961,555

	Internet Software & Services - 6.19%
94,100	Internap Network Services Corp. (a)		783,853
59,100	The Knot, Inc. (a)		942,054
45,050	LoopNet, Inc. (a)		632,952
			2,358,859

	Software - 6.46%
75,300	Monotype Imaging Holdings Inc. (a)		1,142,301
47,000	Deltek, Inc. (a)		715,810
66,700	PDF Solutions, Inc. (a)		600,967
			2,459,078
	Total Information Technology		7,852,564

	TOTAL COMMON STOCKS (Cost $35,909,112)		37,172,678

	Total Investments (Cost $35,909,112) - 97.50%		37,172,678
	Other Assets in Excess of Liabilities - 2.50%		954,272
	TOTAL NET ASSETS - 100.00%		$38,126,950

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a) - Non Income Producing

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

Cost of investments		$35,909,112
Gross unrealized appreciation		7,081,017
Gross unrealized depreciation		(5,817,451)
Net unrealized appreciation		$1,263,566

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Mid Cap Fund
Schedule of Investments
December 31, 2007 (Unaudited)

Shares			Value
	COMMON STOCKS - 94.46%
	Consumer Discretionary - 24.45%
	Auto Components - 3.40%
147,300	Autoliv, Inc.		$7,764,183
466,800	Gentex Corp.		8,295,036
			16,059,219
	Hotels Restaurants & Leisure - 2.57%
136,475	Life Time Fitness, Inc. (a)		6,780,078
126,100	Royal Caribbean Cruises Ltd. (b)		5,351,684
			12,131,762
	Leisure Equipment & Products - 1.10%
304,700	Brunswick Corp.		5,195,135

	Media - 1.02%
100,000	Lamar Advertising Co.		4,807,000

	Specialty Retail - 13.18%
118,000	Abercrombie & Fitch Co. - Class A		9,436,460
168,610	Barnes & Noble, Inc.		5,808,614
594,800	Chico's FAS, Inc. (a)		5,371,044
293,200	PETsMART, Inc.		6,898,996
413,600	Talbots, Inc.		4,888,752
184,300	Tiffany & Co.		8,483,329
417,900	Urban Outfitters, Inc. (a)		11,391,954
82,600	Weight Watchers International, Inc.		3,731,868
243,000	Williams-Sonoma, Inc.		6,293,700
			62,304,717
	Textiles, Apparel & Luxury Goods - 3.18%
73,200	Mohawk Industries, Inc. (a)		5,446,080
155,500	Polo Ralph Lauren Corp.		9,608,345
			15,054,425
	Total Consumer Discretionary		115,552,258

	Consumer Staples - 1.92%
	Food & Staples Retailing - 1.92%
222,900	Whole Foods Market, Inc.		9,094,320
	Total Consumer Staples		9,094,320

	Financials - 10.69%
	Commercial Services - 1.19%
170,475	Interactive Data Corp.		5,627,380

	Diversified Financial Services - 9.50%
366,800	Janus Capital Group, Inc.		12,049,380
107,450	Legg Mason, Inc.		7,859,968
232,100	Morningstar, Inc. (a)		18,045,775
114,000	T. Rowe Price Group, Inc.		6,940,320
			44,895,443
	Total Financials		50,522,823

	Health Care - 22.73%
	Biotechnology - 1.79%
228,600	Amylin Pharmaceuticals, Inc. (a)		8,458,200

	Health Care Equipment & Supplies - 5.20%
141,000	DENTSPLY International, Inc.		6,347,820
478,300	Qiagen N.V. (a)(b)		10,068,215
149,800	Sigma-Aldrich Corp.		8,179,080
			24,595,115
	Health Care Providers & Services - 7.74%
215,800	Charles River Laboratories International, Inc. (a)		14,199,640
379,400	IMS Health, Inc.		8,741,376
337,800	Pharmaceutical Product Development, Inc.		13,636,986
			36,578,002
	Pharmaceuticals - 8.00%
169,600	Barr Pharmaceuticals, Inc. (a)		9,005,760
309,900	Endo Pharmaceuticals Holdings, Inc. (a)		8,265,033
366,600	Medicis Pharmaceutical Corp. - Class A		9,520,602
159,600	Shire PLC - ADR		11,004,420
			37,795,815
	Total Health Care		107,427,132

	Industrials - 11.86%
	Commercial Services & Supplies - 11.86%
215,400	Career Education Corp. (a)		5,415,156
230,000	DeVry, Inc.		11,950,800
385,400	Hewitt Associates, Inc. - Class A (a)		14,756,966
313,150	Iron Mountain, Inc. (a)		11,592,813
65,100	ITT Educational Services, Inc. (a)		5,551,077
210,100	Monster Worldwide, Inc. (a)		6,807,240
	Total Industrials		56,074,052

	Information Technology - 20.91%
	Communications Equipment - 1.32%
64,100	Garmin Ltd. (b)		6,217,700

	Electronic Equipment & Instruments - 2.19%
678,100	Jabil Circuit, Inc.		10,354,587

	Internet Software & Services - 2.59%
225,500	Akamai Technologies, Inc. (a)		7,802,300
133,000	DealerTrack Holdings Inc. (a)		4,451,510
			12,253,810
	IT Services - 1.06%
90,000	Fiserv, Inc. (a)		4,994,100

	Semiconductor & Semiconductor Equipment - 7.50%
364,800	Altera Corp.		7,047,936
148,900	KLA-Tencor Corp.		7,171,024
282,200	National Semiconductor Corp.		6,389,008
269,600	Novellus Systems, Inc. (a)		7,432,872
223,700	SanDisk Corp. (a)		7,420,129
			35,460,969
	Software - 6.25%
275,600	Citrix Systems, Inc. (a)		10,475,556
221,300	F5 Networks, Inc. (a)		6,311,476
612,600	Red Hat, Inc. (a)		12,766,584
			29,553,616
	Total Information Technology		98,834,782

	Telecommunication Services - 1.90%
	Diversified Telecommunication Services - 1.90%
313,600	NeuStar, Inc. (a)		8,994,048
	Total Telecommunication Services		8,994,048

	TOTAL COMMON STOCKS (Cost $391,460,402)		446,499,415

	SHORT TERM INVESTMENTS - 5.55%
	Investment Companies - 0.32%
1,500,870	SEI Daily Income Trust Treasury II Fund - Class B		1,500,870
	Total Investment Companies		1,500,870

	U.S. Treasury Bills - 5.23%
	Public Finance, Taxation and Monetary Policy - 5.23%
17,933,000	2.86%, 01/03/2008		17,930,153
2,564,000	2.40%, 01/10/2008		2,562,462
4,091,000	2.39%, 01/17/2008		4,086,658
121,000	2.42%, 01/24/2008		120,813
	Total U.S. Treasury Bills		24,700,086

	TOTAL SHORT TERM INVESTMENTS (Cost $26,200,956)		26,200,956

	Total Investments (Cost $417,661,358) - 100.01%		472,700,371
	Liabilities in Excess of Other Assets - (0.01)%		(35,240)
	TOTAL NET ASSETS - 100.00%		$472,665,131

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

	The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$417,661,358
	Gross unrealized appreciation	87,019,069
	Gross unrealized depreciation	(31,980,056)
	Net unrealized appreciation	$55,039,013

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Buffalo Science & Technology Fund
Schedule of Investments
December 31, 2007 (Unaudited)

Shares or
Face Value			Value
	COMMON STOCKS - 97.47%
	Consumer Discretionary - 2.30%
	Auto Components - 0.97%
105,500	Gentex Corp.		$1,874,735

	Internet & Catalog Retail - 1.33%
76,900	eBay, Inc. (a)		2,552,311
	Total Consumer Discretionary		4,427,046

	Health Care - 38.61%
	Biotechnology - 3.43%
76,900	Amylin Pharmaceuticals, Inc. (a)		2,845,300
52,500	Gilead Sciences, Inc. (a)		2,415,525
100,300	InterMune, Inc. (a)		1,336,999
			6,597,824

	Health Care Equipment & Supplies - 13.00%
215,300	Align Technology, Inc. (a)		3,591,204
145,000	American Medical Systems Holdings, Inc. (a)		2,096,700
23,000	C.R. Bard, Inc.		2,180,400
91,000	ev3, Inc. (a)		1,156,610
50,600	LifeCell Corp. (a)		2,181,366
105,300	Mentor Corp.		4,117,230
245,600	Orthovita, Inc. (a)		857,144
195,000	Qiagen N.V. (a)		4,104,750
241,200	Trinity Biotech Plc - ADR (a)		1,644,984
59,300	Varian Medical Systems, Inc. (a)		3,093,088
			25,023,476

	Health Care Providers & Services - 7.52%
118,800	AMN Healthcare Services, Inc. (a)		2,039,796
46,100	Charles River Laboratories International, Inc. (a)		3,033,380
23,400	Covance, Inc. (a)		2,026,908
103,700	IMS Health, Inc.		2,389,248
123,400	Pharmaceutical Product Development, Inc.		4,981,658
			14,470,990

	Health Care Technology - 2.75%
85,600	Allscripts Healthcare Solutions, Inc. (a)		1,662,352
33,500	athenahealth Inc. (a)		1,206,000
79,351	Quality Systems, Inc.		2,419,412
			5,287,764

	Pharmaceuticals - 11.91%
57,300	Barr Pharmaceuticals, Inc. (a)		3,042,630
26,300	Bayer AG - ADR		2,398,250
376,000	BioForm Medical, Inc. (a)		2,568,080
117,800	Medicis Pharmaceutical Corp. - Class A		3,059,266
114,500	Schering-Plough Corp.		3,050,280
59,700	Shire Pharmaceuticals Group PLC - ADR		4,116,315
106,000	Wyeth		4,684,140
			22,918,961
	Total Health Care		74,299,015

	Industrials - 2.76%
	Commercial Services & Supplies - 2.76%
79,200	Hewitt Associates, Inc. - Class A (a)		3,032,568
70,400	Monster Worldwide, Inc. (a)		2,280,960
	Total Industrials		5,313,528

	Information Technology - 51.96%
	Communications Equipment - 9.44%
102,800	Adtran, Inc.		2,197,864
84,400	Cisco Systems, Inc. (a)		2,284,708
127,800	Corning, Inc.		3,065,922
92,300	F5 Networks, Inc. (a)		2,632,396
144,400	Motorola, Inc.		2,316,176
94,700	Nokia Oyj - ADR		3,635,533
329,600	Packeteer, Inc. (a)		2,030,336
			18,162,935

	Computers & Peripherals - 2.98%
100,400	EMC Corp. (a)		1,860,412
155,100	Network Appliance, Inc. (a)		3,871,296
			5,731,708

	Electronic Equipment & Instruments - 7.08%
39,800	Dolby Laboratories, Inc. - Class A (a)		1,978,856
327,700	Jabil Circuit, Inc.		5,003,979
71,300	Molex, Inc.		1,946,490
84,750	National Instruments Corp.		2,824,717
61,800	Trimble Navigation Ltd. (a)		1,868,832
			13,622,874

	Internet Software & Services - 5.99%
82,800	Akamai Technologies, Inc. (a)		2,864,880
259,400	Internap Network Services Corp. (a)		2,160,802
206,500	The Knot, Inc. (a)		3,291,610
138,600	Yahoo!, Inc. (a)		3,223,836
			11,541,128

	Semiconductor & Semiconductor Equipment - 17.59%
111,150	Altera Corp.		2,147,418
102,400	Applied Materials, Inc.		1,818,624
99,500	Broadcom Corp. - Class A (a)		2,600,930
93,000	Cabot Microelectronics Corp. (a)		3,339,630
81,800	Cree, Inc. (a)		2,247,046
111,785	FormFactor Inc. (a)		3,700,083
99,950	Intel Corp.		2,664,667
149,750	Maxim Integrated Products, Inc.		3,965,380
224,100	MKS Instruments, Inc. (a)		4,289,274
73,100	SanDisk Corp. (a)		2,424,727
103,000	Semtech Corp. (a)		1,598,560
91,500	Texas Instruments, Inc.		3,056,100
			33,852,439

	Software - 8.88%
73,000	Citrix Systems, Inc. (a)		2,774,730
24,400	Electronic Arts, Inc. (a)		1,425,204
116,607	Manhattan Associates, Inc. (a)		3,073,761
67,900	Microsoft Corp.		2,417,240
108,500	Oracle Corp. (a)		2,449,930
237,300	Red Hat, Inc. (a)		4,945,332
			17,086,197
	Total Information Technology		99,997,281

	Telecommunication Services - 1.84%
	Diversified Telecommunication Services - 1.84%
123,500	NeuStar, Inc. (a)		3,541,980
	Total Telecommunication Services		3,541,980

	TOTAL COMMON STOCKS (Cost $170,640,265)		187,578,850

	SHORT TERM INVESTMENTS - 3.45%
	Investment Company - 0.44%
850,080	SEI Daily Income Trust Treasury II Fund - Class B		850,080
	Total Investment Company		850,080

	U.S. Treasury Bills - 3.01%
	Public Finance, Taxation and Monetary Policy - 3.01%
1,083,000	2.48%, 01/10/2008		1,082,329
2,391,000	2.42%, 01/17/2008		2,388,427
2,330,000	2.42%, 01/24/2008		2,326,400
	Total U.S. Treasury Bills		5,797,156

	TOTAL SHORT TERM INVESTMENTS (Cost $6,647,236)		6,647,236

	Total Investments (Cost $177,287,501) - 100.92%		194,226,086
	Liabilities in Excess of Other Assets - (0.92)%		(1,778,371)
	TOTAL NET ASSETS - 100.00%		$192,447,715

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a) - Non Income Producing

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

Cost of investments		$177,287,501
Gross unrealized appreciation		29,609,613
Gross unrealized depreciation		(12,671,028)
Net unrealized appreciation		$16,938,585

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Balanced Fund, Inc.

By   /s/ Kent W. Gasaway_____________________________
              Kent W. Gasaway, President and Treasurer

Date   2/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

Buffalo Balanced Fund, Inc.

By   /s/ Kent W. Gasaway_____________________________
              Kent W. Gasaway, President and Treasurer

Date   2/26/08